Accounts Receivable, Net - Schedule of Allowance for Credit Losses (Details) - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Schedule of Allowance for Credit Losses [Abstract]
Beginning balance	$ 367,577	$ 375,975
Provision	30,265	1,900
Foreign currency translation adjustments	7,339	(10,298)
Ending balance	$ 405,181	$ 367,577